Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Eurozone ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Austria — 0.5%
Erste Group Bank AG	414,235	$22,737,541
OMV AG	183,610	7,361,848
Verbund AG	84,636	6,762,163
		36,861,552
Belgium — 3.1%
Ageas SA	197,551	9,985,774
Anheuser-Busch InBev SA	1,109,082	59,604,525
Argenx SE(a)	73,396	45,297,408
D'ieteren Group	26,767	5,724,632
Elia Group SA	37,023	3,470,496
Groupe Bruxelles Lambert NV	102,502	7,100,669
KBC Group NV	283,128	20,472,975
Lotus Bakeries NV	519	6,247,362
Sofina SA	19,409	4,511,599
Syensqo SA	91,752	6,830,745
UCB SA	155,933	30,578,744
Warehouses De Pauw CVA	220,909	4,887,919
		204,712,848
Finland — 3.0%
Elisa OYJ	176,214	7,984,859
Fortum OYJ	554,625	8,361,180
Kesko OYJ, Class B	336,407	6,688,426
Kone OYJ, Class B	418,932	21,721,708
Metso OYJ	769,815	6,772,794
Neste OYJ	522,268	7,949,577
Nokia OYJ	6,577,960	27,630,320
Nordea Bank Abp	3,886,445	43,914,864
Orion OYJ, Class B	134,010	6,333,023
Sampo OYJ, Class A	610,568	26,153,533
Stora Enso OYJ, Class R	720,029	6,994,642
UPM-Kymmene OYJ	658,721	17,329,050
Wartsila OYJ Abp	620,107	11,285,278
		199,119,254
France — 33.3%
Accor SA	239,644	11,069,405
Aeroports de Paris SA	42,605	4,934,514
Air Liquide SA	713,062	118,607,319
Airbus SE	732,795	114,540,044
Alstom SA(a)	428,925	9,661,562
Amundi SA(b)	75,746	4,934,145
ArcelorMittal SA	578,029	14,532,715
Arkema SA	69,500	5,514,576
AXA SA	2,172,359	75,712,913
BioMerieux	51,265	5,359,383
BNP Paribas SA	1,253,802	74,946,900
Bollore SE	883,365	5,450,067
Bouygues SA	234,230	6,972,232
Bureau Veritas SA	392,366	11,949,336
Capgemini SE	191,497	30,783,166
Carrefour SA	668,871	10,186,187
Cie de Saint-Gobain SA	559,149	51,055,545
Cie Generale des Etablissements Michelin SCA	824,327	26,817,779
Covivio SA/France	68,901	3,779,525
Credit Agricole SA	1,305,852	17,489,092
Danone SA	796,218	54,461,048
Dassault Aviation SA	24,904	4,962,278
Dassault Systemes SE	825,967	28,509,747
Edenred SE	306,954	10,160,597
Eiffage SA	91,111	8,226,462
Engie SA	2,252,411	35,905,547
Security	Shares	Value
France (continued)
EssilorLuxottica SA	366,676	$89,129,200
Eurazeo SE	55,930	4,110,831
Eurofins Scientific SE	167,281	8,276,762
Euronext NV(b)	99,373	11,087,731
Gecina SA	56,945	5,736,152
Getlink SE	375,396	6,138,541
Hermes International SCA	39,070	85,275,216
Ipsen SA	46,139	5,335,955
Kering SA	91,753	21,484,579
Klepierre SA	266,328	8,049,964
La Francaise des Jeux SAEM(b)	129,168	5,108,015
Legrand SA	323,320	32,441,766
L'Oreal SA	296,805	103,272,018
LVMH Moet Hennessy Louis Vuitton SE	339,492	212,823,669
Orange SA	2,289,345	24,399,890
Pernod Ricard SA	249,900	27,997,548
Publicis Groupe SA	282,259	30,661,759
Renault SA	236,835	10,163,975
Rexel SA	278,318	7,194,045
Safran SA	448,582	104,673,989
Sanofi SA	1,409,480	136,898,813
Sartorius Stedim Biotech	36,125	6,893,123
Schneider Electric SE	674,922	173,873,991
SEB SA	30,879	2,933,699
Societe Generale SA	888,492	23,556,097
Sodexo SA	108,735	9,031,585
STMicroelectronics NV	834,626	21,402,274
Teleperformance SE	67,122	6,320,535
Thales SA	114,346	17,110,612
TotalEnergies SE	2,663,224	154,786,943
Unibail-Rodamco-Westfield, New	146,591	12,015,599
Veolia Environnement SA	868,619	25,320,798
Vinci SA	616,158	65,124,111
Vivendi SE	891,317	8,193,924
		2,213,345,793
Germany — 27.0%
adidas AG	199,966	47,287,751
Allianz SE, Registered	483,467	149,664,156
BASF SE	1,100,759	49,466,099
Bayer AG, Registered	1,211,588	24,872,505
Bayerische Motoren Werke AG	357,314	26,575,402
Bechtle AG	101,608	3,344,036
Beiersdorf AG	122,324	15,870,864
Brenntag SE	162,457	10,491,485
Carl Zeiss Meditec AG, Bearer	50,046	3,003,078
Commerzbank AG	1,168,686	17,933,904
Continental AG	136,233	8,965,628
Covestro AG(a)(b)	221,454	13,518,266
CTS Eventim AG & Co. KGaA	77,482	6,857,408
Daimler Truck Holding AG	608,916	23,080,379
Delivery Hero SE, Class A(a)(b)	234,979	9,653,399
Deutsche Bank AG, Registered	2,336,853	39,745,758
Deutsche Boerse AG	232,376	54,406,399
Deutsche Lufthansa AG, Registered	741,012	4,974,701
Deutsche Post AG, Registered	1,257,950	46,286,026
Deutsche Telekom AG, Registered	4,301,344	137,603,954
E.ON SE	2,765,887	35,649,150
Evonik Industries AG	314,197	5,776,279
Fresenius Medical Care AG & Co. KGaA	252,034	11,092,641
Fresenius SE & Co. KGaA(a)	521,599	18,360,725
GEA Group AG	191,897	9,608,887
Hannover Rueck SE	74,342	19,429,592

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Eurozone ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Heidelberg Materials AG	168,191	$21,268,296
Henkel AG & Co. KGaA	128,178	9,732,229
Infineon Technologies AG	1,609,692	52,470,896
Knorr-Bremse AG	89,250	6,822,757
LEG Immobilien SE	91,500	8,488,983
Mercedes-Benz Group AG	923,567	51,922,253
Merck KGaA	158,946	23,823,460
MTU Aero Engines AG	66,729	22,749,150
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	165,048	86,364,515
Nemetschek SE	71,024	7,371,104
Puma SE	132,035	6,204,662
Qiagen NV, NVS	273,429	11,959,942
Rational AG	6,368	5,964,096
Rheinmetall AG	53,883	35,541,016
RWE AG	779,806	26,308,294
SAP SE	1,288,739	306,031,331
Scout24 SE(b)	92,655	8,354,443
Siemens AG, Registered	937,992	182,212,099
Siemens Energy AG(a)	788,597	42,783,057
Siemens Healthineers AG(b)(c)	347,839	18,886,210
Symrise AG, Class A	163,607	18,098,431
Talanx AG(a)	79,641	6,752,042
Vonovia SE	913,253	30,292,411
Zalando SE(a)(b)	275,471	8,614,513
		1,792,534,662
Ireland — 0.8%
AIB Group PLC	2,299,966	12,550,795
Bank of Ireland Group PLC	1,254,468	10,997,374
Kerry Group PLC, Class A	190,433	18,421,763
Kingspan Group PLC	190,532	14,356,222
		56,326,154
Italy — 8.4%
Amplifon SpA	155,680	3,953,918
Banco BPM SpA	1,589,497	12,111,813
BPER Banca SpA	1,244,630	7,595,922
Davide Campari-Milano NV	761,722	4,571,389
DiaSorin SpA(c)	28,041	3,135,265
Enel SpA	10,029,955	72,230,593
Eni SpA	2,835,360	40,118,005
Ferrari NV	155,564	67,767,843
FinecoBank Banca Fineco SpA	754,525	12,107,040
Generali	1,160,819	33,211,193
Infrastrutture Wireless Italiane SpA(b)	421,081	4,339,339
Intesa Sanpaolo SpA	18,036,745	69,234,715
Leonardo SpA	499,022	13,438,958
Mediobanca Banca di Credito Finanziario SpA	632,518	9,231,041
Moncler SpA	288,520	14,128,911
Nexi SpA(a)(b)	746,193	4,418,752
Poste Italiane SpA(b)	564,864	7,931,245
Prysmian SpA	346,901	22,882,207
Recordati Industria Chimica e Farmaceutica SpA	130,252	7,097,649
Snam SpA	2,498,620	11,646,390
Stellantis NV	2,422,662	32,158,158
Telecom Italia SpA/Milano(a)(c)	12,535,022	3,011,352
Tenaris SA, NVS	501,148	9,614,604
Terna - Rete Elettrica Nazionale	1,741,687	14,740,944
UniCredit SpA	1,816,822	69,787,414
Unipol Gruppo SpA	493,542	5,956,032
		556,420,692
Security	Shares	Value
Netherlands — 13.8%
ABN AMRO Bank NV, CVA(b)	565,084	$8,760,611
Adyen NV(a)(b)	26,834	39,057,214
Aegon Ltd.	1,680,435	10,851,875
AerCap Holdings NV	239,238	23,770,688
Akzo Nobel NV	211,018	12,321,090
ASM International NV	60,270	32,435,852
ASML Holding NV	493,174	336,989,911
ASR Nederland NV	195,691	9,352,728
BE Semiconductor Industries NV	95,355	11,337,784
Coca-Cola Europacific Partners PLC	255,155	19,794,925
CVC Capital Partners PLC(a)(b)	265,903	6,510,605
DSM-Firmenich AG	229,683	25,229,264
EXOR NV, NVS	122,586	12,107,775
Heineken Holding NV	159,676	10,118,269
Heineken NV	354,460	26,237,166
IMCD NV	70,238	10,537,924
ING Groep NV	4,073,754	62,887,986
InPost SA(a)	278,068	4,869,480
JDE Peet's NV	153,107	3,048,018
Koninklijke Ahold Delhaize NV	1,154,854	39,845,781
Koninklijke KPN NV	4,857,733	18,844,738
Koninklijke Philips NV(a)	984,853	26,939,374
NN Group NV	334,941	15,544,077
Prosus NV	1,687,505	68,745,066
Randstad NV	133,684	5,870,695
Universal Music Group NV(c)	1,013,508	24,404,799
Wolters Kluwer NV	294,223	49,103,286
		915,516,981
Portugal — 0.5%
EDP Renovaveis SA	389,574	4,573,248
EDP SA	3,875,340	14,021,209
Galp Energia SGPS SA	574,026	9,437,495
Jeronimo Martins SGPS SA	347,080	6,763,361
		34,795,313
Spain — 8.4%
Acciona SA	30,589	3,891,864
ACS Actividades de Construccion y Servicios SA	217,846	10,124,871
Aena SME SA(b)	92,835	20,105,448
Amadeus IT Group SA	555,644	39,023,160
Banco Bilbao Vizcaya Argentaria SA	7,117,106	67,229,214
Banco de Sabadell SA	6,745,804	12,719,464
Banco Santander SA	19,127,591	88,304,591
CaixaBank SA	4,939,456	26,844,510
Cellnex Telecom SA(b)	653,418	23,480,876
Endesa SA	395,298	8,665,803
Ferrovial SE	586,594	24,198,766
Grifols SA(a)(c)	379,783	3,463,225
Iberdrola SA	7,460,678	106,386,284
Industria de Diseno Textil SA	1,347,105	74,337,578
Redeia Corp. SA	392,304	7,007,311
Repsol SA	1,452,437	18,179,873
Telefonica SA	5,093,059	23,072,586
		557,035,424
Total Common Stocks — 98.8% (Cost: $6,957,696,289)		6,566,668,673
Preferred Stocks
Germany — 1.0%
Bayerische Motoren Werke AG, Preference Shares, NVS	73,477	5,033,735

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Eurozone ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	140,484	$8,808,598
Henkel AG & Co. KGaA, Preference Shares, NVS	208,744	17,814,859
Porsche Automobil Holding SE, Preference Shares, NVS	189,367	6,953,361
Sartorius AG, Preference Shares, NVS	32,248	7,446,056
Volkswagen AG, Preference Shares, NVS	253,613	21,740,938
		67,797,547
Total Preferred Stocks — 1.0% (Cost: $142,027,657)		67,797,547
Total Long-Term Investments — 99.8% (Cost: $7,099,723,946)		6,634,466,220
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(d)(e)(f)	10,586,573	10,591,867
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(d)(e)	22,540,000	22,540,000
Total Short-Term Securities — 0.5% (Cost: $33,130,929)		33,131,867
Total Investments — 100.3% (Cost: $7,132,854,875)		6,667,598,087
Liabilities in Excess of Other Assets — (0.3)%		(18,652,140)
Net Assets — 100.0%		$6,648,945,947

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$10,301,009	$294,730 (a)	$—	$(2,897)	$(975)	$10,591,867	10,586,573	$10,102 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	23,000,000	—	(460,000)(a)	—	—	22,540,000	22,540,000	275,211	—
				$(2,897)	$(975)	$33,131,867		$285,313	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	281	12/20/24	$14,294	$(185,921)

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Eurozone ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$217,356,860	$6,349,311,813	$—	$6,566,668,673
Preferred Stocks	17,814,859	49,982,688	—	67,797,547
Short-Term Securities
Money Market Funds	33,131,867	—	—	33,131,867
	$268,303,586	$6,399,294,501	$—	$6,667,598,087
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(185,921)	$—	$(185,921)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares